CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2016
CONVERTIBLE NOTES

22. CONVERTIBLE NOTES

On November 24, 2015, the Group entered into agreement with a third party investor for a private placement of secured convertible notes and warrants for a gross proceeds of US$40,050,000, which the transaction was closed on December 11, 2015. Pursuant to the terms of the agreement, the convertible notes shall mature in 2018, subject to an extension for two year at the discretion of the investor. The convertible notes accrue interest at a rate of twelve percent (12%) per annum and payable upon maturity of the notes. The notes are secured by the equity interest of the Group’s subsidiaries (The9 Computer and C9I Shanghai) and office buildings with a total net book value of RMB24.3 million. The investor of the notes is entitled to put the notes to the Group upon a change in control and upon an event of default.

The notes are divided into three tranches and can be converted into a total of 11,695,513 shares of the Group’s ADS at any time as follows:

Convertible Notes	Principal Amount		Conversion Price
Tranche A	US$	22,250,000	US$	2.6
Tranche B	US$	13,350,000	US$	5.2
Tranche C	US$	4,450,000	US$	7.8

The conversion prices are subject to anti-dilution adjustments and in the event the Company issue ordinary shares at a price per share lower than the applicable conversion price in effect immediately prior to the issuance. As of December 31, 2016, no adjustments to the conversion prices had occurred.

The Group has determined that there was BCF attributable to Tranche A convertible loan as the conversion price is lower than market value at the date of issuance of the convertible note. The value of the BCF is determined to be US$8.1 million (RMB52.7 million), which is equal to the intrinsic value of the conversion feature. The convertible notes are recorded at net carrying value at the date of issuance as follows:

	US$	RMB
Principal Amount	40,050,000	260,068,680
Less:
Fair value allocated to warrants (Note 23)	8,821,883	57,285,780
Beneficial conversion feature	8,112,556	52,679,692
Issuance Cost	3,200,000	20,779,520
Net carrying value	19,915,561	129,323,688

The fair value of warrants, BCF and issuance costs are recorded as debt discount and accreted to interest expense over 3 years using the effective interest method. The convertible notes should be repaid with principal and interest based on the agreement, for the years ended December 31, 2015 and 2016, the carrying amount of the convertible notes and interest payable is RMB135.2 million and RMB197.3 million (US$28.4 million), respectively. Interest expenses recognized related to the convertible notes are RMB5.9 million and RMB50.4 million (US$7.3 million) for the year ended December 31, 2015 and 2016.